EMPLOYEE OPTION PLANS (Details 2) (Sapiens [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Sapiens [Member]
Outstanding - Number of Options	3,878,495
Granted - Number of Options	340,000	595,000	432,805
Exercised - Number of Options	(1,225,368)
Expired and Forfeited - Number of Options	(197,046)
Outstanding - Number of Options	2,796,081	3,878,495
Exercisable - Number of Options	1,817,761
Outstanding - Weighted average exercise price	$ 2.57
Granted - Weighted average exercise price	$ 7.61	$ 2.51	$ 1.96
Exercised - Weighted average exercise price	$ 1.81
Expired and Forfeited - Weighted average exercise price	$ 2.85
Outstanding - Weighted average exercise price	$ 3.49	$ 2.57
Exercisable - Weighted average exercise price	$ 2.27
Outstanding - Weighted average remaining contractual term (in years)	3 years 25 days	3 years 4 months 17 days
Exercisable - Weighted average remaining contractual term (in years)	2 years 2 months 26 days
Outstanding - Aggregate intrinsic value	$ 10,957	$ 19,949
Exercisable - Aggregate intrinsic value	$ 9,277